Business Acquisitions - Summary of Purchase Price Allocated (Details) - CAD ($) $ in Thousands	Nov. 04, 2024	May 08, 2024
Lightbox
Disclosure of detailed information about business combination [line items]
Cash		$ 1,978
Issuance of common shares		3,693
Extinguishment of convertible debenture		3,000
Total Purchase Price		8,671
Indiva
Disclosure of detailed information about business combination [line items]
Extinguishment of term loan	$ 18,923
Extinguishment of debtor-in-possession loan	1,750
Cash	385
Total Purchase Price	$ 21,058
Previously Reported | Lightbox
Disclosure of detailed information about business combination [line items]
Cash		1,654
Issuance of common shares		3,693
Extinguishment of convertible debenture		3,000
Total Purchase Price		8,347
Adjustments | Lightbox
Disclosure of detailed information about business combination [line items]
Cash		324
Total Purchase Price		$ 324